STATEMENTS OF PROFIT AND LOSS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF PROFIT AND LOSS
Net Sales		$ 4,190,709	$ 2,154,777
Net Sales (% Of Change)	94.00%	94.00%
Cost Of Goods Sold		$ 1,542,657	949,782
Cost Of Goods Sold (% Of Change)	62.00%	62.00%
Gross Profit		$ 2,648,051	1,204,995
Gross Profit (% Of Change)	120.00%	120.00%
Expense
Depreciation Expense		$ 160,117	26,409
Depreciation (% Of Change)	506.00%	506.00%
Amortization Expense		$ 236,130
Interest Expense		49,351
Bad Debt Expense		14,601
G&a Expense		$ 356,580	227,420
G&a Expense (% Of Change)	57.00%	57.00%
Payroll Expenses		$ 1,095,524	767,879
Payroll Expnese (% Of Change)	43.00%	43.00%
Rent Expense		$ 173,968	172,646
Rent Expense (% Of Change)	1.00%	1.00%
Tax		$ 68
Total Expense		$ 2,086,339	1,194,354
Total Expense (% Of Change)	75.00%	75.00%
Other Gain		$ 22,682
Net Income	$ 42,228	$ 584,394	$ 10,641
Net Income (loss) Per Share		$ 0.13	$ 0.00
Weighted Average Shares		4,434,864	4,434,864
Ebitda		$ 1,029,992	$ 129,732